Equity - Disclosure of hedging reserve (Details) - Secured Loan Due 2030 With Margin Rate At 2.15% - Interest rate swaps - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 21, 2022
Disclosure of reserves within equity [line items]
Credit facility size	$ 161,000	$ 150,000	$ 161,100	$ 150,000
Notional Value	102,220	87,090	$ 109,400
Fair Value - Assets	538	2,408
Fair Value - Liabilities	187	0
Change recognised in OCI	$ (1,794)	$ 1,268